Revenues: (Details 3) $ in Thousands	Dec. 31, 2017 MXN ($)
Minimum lease payments receivable under non-cancellable operating lease	$ 22,085,023
2018
Minimum lease payments receivable under non-cancellable operating lease	3,986,487
2019
Minimum lease payments receivable under non-cancellable operating lease	2,584,950
2020
Minimum lease payments receivable under non-cancellable operating lease	2,358,698
2021
Minimum lease payments receivable under non-cancellable operating lease	2,054,600
2022 to 2027
Minimum lease payments receivable under non-cancellable operating lease	$ 11,100,288